Fixed Assets. Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Components of Fixed Assets

Fixed assets consist of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Computer equipment	2,285,185	1,960,884	284,301
Office building	588,685	588,685	85,351
Leasehold improvements	194,336	162,653	23,582
Office furniture and equipment	158,784	147,766	21,424
Others	27,786	29,211	4,235
	3,254,776	2,889,199	418,893
Less: Accumulated depreciation	(1,916,807)	(1,793,614)	(260,050)
Construction in progress	6,815	9,136	1,326
	1,344,784	1,104,721	160,169